The Plan - Additional Information (Detail) - EBP 001 [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
EBP, Description of Plan [Line Items]
EBP, investment, purchased, number of shares	21,088	33,772	49,810
Employee benefit plan investment number of shares reserved for future	78,574
EPB, investment, number of shares	400,000
EBP, purchase of shares limitations participant shares as a percentage of total voting power	5.00%
EBP, purchase limitations shares aggregate fair market value limit maximum	$ 25,000
EBP, purchase limitations annual share maximum	5,000
After July 1, 2019 [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan investment shares purchase price description	85% of the lesser of the fair market value of the stock on the first or last business day of the six-month offering periods
Prior to July 1, 2019 [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan investment shares purchase price description	95% of its fair market value on the first business day of the offering period